UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	5-31-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

California High-Yield Municipal Fund

May 31, 2013

California High-Yield Municipal - Schedule of Investments
MAY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 100.9%

CALIFORNIA — 96.9%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,178,840
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C1, (Episcopal Senior Communities), 3.00%, 7/1/19	1,835,000	1,842,010
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C2, (Episcopal Senior Communities), 2.50%, 7/1/19	2,625,000	2,629,252
ABC Unified School District GO, Capital Appreciation, Series 2000 B, 0.00%, 8/1/21 (NATL-RE/FGIC)(1)	1,000,000	781,300
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,725,032
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/26	2,000,000	2,335,640
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/27 (AGM)	2,000,000	2,322,180
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/29 (AGM)	1,000,000	1,147,310
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,799,113
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/24	2,360,000	2,825,486
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.82%, 6/6/13	1,450,000	1,461,441
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.22%, 6/6/13	2,500,000	2,527,050
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/31	8,500,000	9,679,375
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/34	2,000,000	2,286,160
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,949,894
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,421,080
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	878,957
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	4,032,760
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,714,985
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,110,207
Beaumont Unified School District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/40 (AGM)(1)	2,000,000	502,040
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	922,298
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	888,831
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	1,000,000	690,410
California Department of Water Resources Rev., Series 2008 AE (Central Valley), 5.00%, 12/1/23	2,500,000	2,931,325

California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	4,500,000	5,245,695
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(2)	2,000,000	2,425,160
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL-RE/FGIC)	6,000,000	6,325,380
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	8,000,000	9,507,920
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/20	2,000,000	2,376,080
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	2,014,085
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,285,320
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	1,400,000	1,602,902
California GO, 4.00%, 10/1/15	10,000,000	10,797,400
California GO, 5.00%, 10/1/29	4,550,000	5,035,166
California GO, 5.25%, 2/1/30	10,000,000	11,479,300
California GO, 6.00%, 4/1/38	5,000,000	5,924,850
California GO, 5.00%, 2/1/43	5,650,000	6,182,004
California GO, Series 2005 B7, VRDN, 0.06%, 6/3/13 (LOC: JPMorgan Chase Bank N.A.)	5,400,000	5,400,000
California GO, Series 2012 B, VRN, 1.02%, 6/6/13	2,000,000	2,013,000
California GO, Series 2012 B, VRN, 1.12%, 6/6/13	800,000	807,264
California GO, Series 2012 B, VRN, 1.27%, 6/6/13	960,000	976,502
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,000,000	2,158,400
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,016,930
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,500,000	1,777,215
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16	5,000,000	5,766,350
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,470,000	1,494,887
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,016,930
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,200,040
California Health Facilities Financing Authority Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25	2,000,000	2,270,400
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	5,113,603
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,623,220
California Health Facilities Financing Authority Rev., Series 2011 B, (St. Joseph Health System), VRDN, 0.06%, 6/3/13 (LOC: U.S. Bank N.A.)	2,500,000	2,500,000
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	2,900,000	3,324,792
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,192,080
California Health Facilities Financing Authority Rev., Series 2012 A, (Children's Hospital of Los Angeles), 5.00%, 11/15/34	625,000	668,963

California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,910,000	2,118,629
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	2,500,000	2,734,125
California Health Facilities Financing Authority Rev., Series 2012 B, (Children's Hospital of Los Angeles), VRDN, 1.92%, 6/6/13	2,015,000	2,031,180
California Health Facilities Financing Authority Rev., Series 2012 B, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/26	1,020,000	1,191,605
California Health Facilities Financing Authority Rev., Series 2013 A, (Adventist Health System/West Obligated Group), 4.00%, 3/1/27	4,000,000	4,127,680
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,500,000	1,600,605
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.05%, 6/3/13 (LOC: Wells Fargo Bank N.A.)	1,100,000	1,100,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.25%, 10/1/34	2,000,000	2,177,800
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.42%, 6/6/13	2,500,000	2,502,700
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	6,345,000	6,479,006
California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	2,038,500
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,121,480
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	3,000,000	3,543,270
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	3,957,544
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,545,222
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45	3,165,000	3,265,584
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.06%, 6/3/13 (LOC: JPMorgan Chase Bank N.A.)	6,500,000	6,500,000
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas and Electric Company), VRDN, 0.05%, 6/3/13 (LOC: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas and Electric Company), VRDN, 0.05%, 6/3/13 (LOC: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)	1,295,000	1,337,424
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,299,460
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,489,063
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,153,160
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	975,000	1,066,348
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,700,115
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,870,000	1,998,562

California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	5,900,000	6,327,868
California State University Systemwide Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL-RE)	5,000,000	5,369,000
California State University Systemwide Rev., Series 2011 A, (Systemwide Financing Program), 5.00%, 11/1/42	5,000,000	5,490,900
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,250,000	1,418,400
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/42	1,500,000	1,595,100
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,643,750
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Community Center), VRDN, 0.12%, 6/3/13 (LOC: Bank of America N.A.)	350,000	350,000
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	2,000,000	2,004,200
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41	2,500,000	2,888,225
California Statewide Communities Development Authority Rev., (University of California Irvine), 5.375%, 5/15/38	2,000,000	2,177,240
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,410,560
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	1,300,000	1,501,318
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,790,531
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	7,473,760
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	6,000,000	6,519,240
California Statewide Communities Development Authority Rev., Series 2013 A, (American Baptist Homes of the West), 5.00%, 10/1/43	1,200,000	1,258,776
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	6,274,000
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,349,120
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,612,420
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,192,800
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	1,775,000	1,793,283
Clovis Public Financing Authority Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)	1,780,000	1,787,280
Coast Community College District GO, Series 2013 A, (Election of 2012), 4.00%, 8/1/38	960,000	961,949
Corcoran COP, 8.75%, 6/1/16(3)	250,000	285,310
Duarte Unified School District GO, Capital Appreciation, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	784,944
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,459,320
El Camino Community College District GO, Capital Appreciation, Series 2012 C, (Election of 2002), 0.00%, 8/1/33(1)	10,000,000	4,269,600

El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,507,275
Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	1,355,000	1,506,448
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL-RE)(1)	3,000,000	2,456,010
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.875%, 1/15/27	5,000,000	5,116,300
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	5,026,450
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	8,765,000	8,621,955
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	16,000,000	14,062,720
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	5,000,000	4,709,500
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	1,500,000	1,667,730
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	2,500,000	2,766,300
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,702,173
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	3,033,660
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	2,030,893
Independent Cities Finance Authority Mobile Home Park Rev., (Rancho Feliz and Las Casitasde Sonoma), 5.00%, 10/15/47	5,000,000	5,070,700
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,786,825
Independent Cities Finance Authority Mobile Home Park Rev., Series 2012 A, (Augusta Communities), 5.00%, 5/15/39	2,500,000	2,585,650
Independent Cities Lease Finance Authority Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,265,351
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	508,965
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,173,357
Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,523,262
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/24	700,000	799,456
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/26	600,000	670,830
Irvine Ranch Water District Special Assessment Rev., Series 2009 B, VRDN, 0.06%, 6/3/13 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	515,000	589,175
Irvine Unified School District Special Tax Rev., Series 2012 B, (Community Facilities District No. 09-1), VRDN, 0.13%, 6/3/13 (LOC: Bank of America N.A.)	3,800,000	3,800,000
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,340,640

Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/37	250,000	259,355
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/42	1,000,000	1,032,070
Kern High School District GO, 5.00%, 8/1/25	1,145,000	1,356,653
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	2,272,748
Liberty Union High School District GO, 5.00%, 8/1/29	1,000,000	1,140,700
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(4)	1,775,000	1,835,528
Long Beach Bond Finance Authority Rev., Series 2007 A, 5.50%, 11/15/37	1,150,000	1,389,028
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(5)	1,300,000	782,275
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27	2,000,000	2,272,960
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,317,912
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,195,060
Los Angeles County Public Works Financing Authority Rev., (Multiple Capital Projects II), 5.00%, 8/1/42	2,540,000	2,746,350
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25	2,000,000	2,299,360
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,219,580
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/30(6)	3,500,000	4,047,365
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 A, 5.00%, 7/1/43	2,000,000	2,222,600
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 B, 5.00%, 7/1/43	1,430,000	1,589,159
Los Angeles Municipal Improvement Corp. Lease Rev., Series 2012 B, 5.00%, 3/1/42	1,000,000	1,067,450
Los Angeles Unified School District COP, Series 2010 B2, 5.00%, 12/1/16	2,375,000	2,704,009
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	350,000	386,925
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/31	3,500,000	3,802,890
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	3,430,000	4,074,771
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,398,070
Los Angeles Wastewater System Rev., Series 2013 A, 5.00%, 6/1/33	4,425,000	5,051,182
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	925,000	933,112
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,456,540
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27	2,000,000	2,372,140
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,453,560
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	4,055,360
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,941,658
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,735,000	1,843,785

Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,236,670
Norwalk-La Mirada Unified School District GO, Capital Appreciation, Series 2009 E, (Election of 2002), 0.00%, 8/1/38 (AGC)(1)	10,000,000	2,882,000
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	5,000,000	5,036,100
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,801,400
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,302,392
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	6,030,000	6,782,785
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	3,500,000	3,509,555
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/13, Prerefunded at 100% of Par(4)	2,365,000	2,398,370
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,421,406
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL-RE)	3,000,000	3,536,250
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/35	4,000,000	4,307,680
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	4,000,000	4,462,400
Perris Public Financing Authority Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	3,023,970
Perris Public Financing Authority Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	3,099,525
Perris Public Financing Authority Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,140,000	2,245,416
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL-RE)	4,835,000	5,918,862
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	3,910,000	4,508,621
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2013 B, 5.00%, 9/1/42	2,740,000	2,888,152
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/33	1,000,000	1,069,040
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36	600,000	635,730
Redwood City Redevelopment Agency Tax Allocation Rev., Capital Appreciation, Series 2003 A, (Redevelopment Porject Area 2), 0.00%, 7/15/28 (Ambac)(1)	3,405,000	1,626,705
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/30	1,040,000	1,093,394
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/35	2,530,000	2,613,085
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 05-8 Scott Road), 5.00%, 9/1/42	3,000,000	3,017,430
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,474,582
Riverside Electric Rev., Series 2008 A, VRDN, 0.10%, 6/5/13 (LOC: Bank of America N.A.)	4,000,000	4,000,000
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	2,009,280
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	1,019,670

Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	4,060,520
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 3) 5.00%, 9/1/43	2,640,000	2,707,980
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,748,096
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	1,001,960
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,678,920
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	712,188
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,130,150
Sacramento Power Authority Rev., 5.25%, 7/1/14 (Ambac)	4,180,000	4,388,624
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	1,300,000	1,394,991
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/14, Prerefunded at 100% of Par (NATL-RE)(4)	1,975,000	2,045,270
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,850,000	5,908,561
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/24	300,000	360,843
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/25	500,000	596,290
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	590,980
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	2,500,000	2,735,025
San Diego County Water Authority Rev., 5.00%, 5/1/33	1,500,000	1,733,160
San Diego County Water Authority Rev., 5.00%, 5/1/34	2,000,000	2,305,580
San Diego Public Facilities Financing Authority Lease Rev., Series 2012 A, (Capital Improvement Projects), 5.00%, 4/15/37	2,000,000	2,113,600
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,520,530
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(1)	9,000,000	1,517,400
San Diego Unified School District GO, Series 2013 B, 2.00%, 7/1/15	5,000,000	5,164,200
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/36	1,000,000	1,138,770
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,504,630
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31	5,390,000	6,009,742
San Francisco City and County Redevelopment Agency Lease Rev., Capital Appreciation, (George R. Mascone), 0.00%, 7/1/13(1)	1,250,000	1,249,625
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,260,260
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	1,000,000	1,185,410
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,433,175
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/25 (NATL-RE)(1)	3,090,000	1,760,404
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/29 (NATL-RE)(1)	165,000	73,768
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/31 (NATL-RE)(1)	16,000,000	6,332,000

San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/32 (NATL-RE)(1)	290,000	107,903
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34	2,605,000	2,862,791
San Jose Financing Authority Rev., Series 2013 A, (Civic Center Project), 5.00%, 6/1/26	1,500,000	1,740,195
San Marcos Public Facilities Authority Special Tax Rev., Series 2012 D, 5.00%, 9/1/32	1,000,000	1,066,260
San Marcos Public Facilities Authority Special Tax Rev., Series 2012 D, 5.00%, 9/1/36	875,000	915,836
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	545,520
Santa Barbara County Water COP, 5.50%, 9/1/22 (Ambac)	3,005,000	3,041,931
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/36(1)	10,000,000	3,320,400
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(1)	815,000	218,363
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,476,040
Santa Margarita Water District Special Tax Rev., Series 2011 B, (Community Facilities District No. 99-1), 5.875%, 9/1/38	650,000	671,502
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No. 1), 5.10%, 9/1/21, Prerefunded at 103% of Par(4)	465,000	503,502
Solana Beach School District Special Tax Rev., (Public Financing Authority), 5.00%, 9/1/42	3,075,000	3,123,708
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,169,266
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/14 (NATL-RE-IBC)(1)	2,400,000	2,383,824
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-RE-IBC)(1)	1,250,000	1,227,988
Southern California Public Power Authority Rev., Series 2007 A, 5.00%, 11/1/33	3,755,000	4,213,823
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	5,750,000	6,665,515
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/17(6)	2,095,000	2,451,024
Southern Mono Health Care District GO, Capital Appreciation, Series 2002 A, (Election of 2001), 0.00%, 8/1/26 (NATL-RE)(1)	1,800,000	936,342
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43(1)	5,500,000	977,735
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,507,800
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,211,230
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL-RE/FGIC)(1)	2,690,000	1,959,800
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL-RE/FGIC)(1)	2,220,000	1,532,710
Tobacco Securitization Authority of Northern California Settlement Rev., Series 2005 A1, 5.50%, 6/1/45	2,000,000	1,810,040
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	2,250,000	2,089,777
Torrance Rev., Series 2010 A, (Memorial Medical Center), 5.00%, 9/1/40	2,000,000	2,154,020

Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	3,127,480
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,286,543
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,301,850
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,365,120
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	3,140,321
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	4,955,000	5,184,615
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,359,215
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,099,220
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,634,850
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.11%, 6/3/13 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/13 (AGM)	1,750,000	1,737,978
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/13 (AGM)	1,000,000	993,130
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.50%, 6/3/13 (AGM)	4,000,000	4,000,000
University of California Rev., Series 2012 G, (Limited Projects), 5.00%, 5/15/42	9,845,000	10,895,954
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,538,600
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,619,344
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	1,600,000	1,867,200
Ventura County Public Financing Authority Rev., Series 2013 A, 5.00%, 11/1/43	4,000,000	4,312,800
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.19%, 6/5/13 (SBBPA: Citibank N.A.)	4,000,000	4,000,000
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/13, Prerefunded at 102% of Par(4)	1,740,000	1,795,402
Yosemite Community College District GO, Capital Appreciation, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,390,899
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,299,533
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL-RE/FGIC)(1)	1,500,000	902,610

		753,935,181

GUAM — 2.0%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.125%, 1/1/42	1,000,000	1,086,700
Guam Government Business Privilege Tax Rev., Series 2012 B1, 5.00%, 1/1/42	2,500,000	2,694,150
Guam Government GO, Series 2007 A, 5.25%, 11/15/37	3,105,000	3,141,763
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	7,230,000	8,082,562
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	850,000	925,293

		15,930,468

PUERTO RICO — 1.5%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 6.00%, 7/1/47	5,000,000	5,192,900
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	2,500,000	2,584,275

Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.11%, 8/1/13	5,000,000	3,589,700

		11,366,875

U.S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,331,040
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,623,525

		3,954,565

TOTAL INVESTMENT SECURITIES — 100.9% (Cost $750,226,966)		785,187,089

OTHER ASSETS AND LIABILITIES — (0.9)%		(6,885,348)

TOTAL NET ASSETS — 100.0%		$778,301,741

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

73	U.S. Treasury 30-Year Bonds	September 2013	10,222,281	(132,477)

Notes to Schedule of Investments

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC	-	National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $485,032.

(3)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $285,310, which represented less than 0.05% of total net assets.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$750,226,966
Gross tax appreciation of investments	$39,813,659
Gross tax depreciation of investments	(4,853,536)
Net tax appreciation (depreciation) of investments	$34,960,123

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Intermediate-Term Tax-Free Bond Fund

May 31, 2013

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 102.5%

CALIFORNIA — 100.0%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.16%, 6/3/13 (LOC: Bank of America N.A.)	2,345,000	2,345,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/15	280,000	298,656
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/16	270,000	293,973
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,138,560
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	577,785
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	2,500,000	3,010,425
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	9,000,000	3,157,830
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/24	2,000,000	2,380,000
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	810,285
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/23	1,200,000	1,450,260
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/24	2,275,000	2,712,323
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/25	4,390,000	5,188,146
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/24	1,500,000	1,795,860
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/25	3,500,000	4,148,445
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/28	7,185,000	8,319,727
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.82%, 6/6/13	1,450,000	1,461,441
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,325,340
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	7,000,000	7,739,060
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.22%, 6/6/13	2,500,000	2,527,050
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	5,000,000	5,954,850
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34	3,500,000	3,948,595
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-2, (San Francisco Bay Area), 5.00%, 10/1/42	4,610,000	5,042,695
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/26	5,000,000	5,977,650
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/34	4,000,000	4,572,320

California Department of Water Resources Rev., Series 2011 AJ, (Central Valley), 5.00%, 12/1/20	9,665,000	11,946,520
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	1,800,000	2,098,278
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	3,230,000	3,651,515
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	5,000,000	5,838,900
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Central Valley), 5.00%, 12/1/25	1,000,000	1,190,400
California Department of Water Resources Power Supply Rev., Series 2010 L, 4.00%, 5/1/15	2,290,000	2,452,338
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	1,000,000	1,089,590
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,652,500
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	10,875,000	12,656,542
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,568,290
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	8,463,910
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	3,000,000	3,637,740
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	18,000,000	21,762,900
California Department of Water Resources Power Supply Rev., Series 2010 M, 4.00%, 5/1/15	7,275,000	7,790,725
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	4,000,000	4,358,360
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,261,000
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	14,215,000	17,373,004
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	13,300,000	16,363,123
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL-RE/FGIC)	8,460,000	8,918,786
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(2)	1,130,000	1,191,529
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14	3,870,000	4,079,870
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	7,000,000	8,319,430
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19	4,505,000	5,430,147
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/20	5,000,000	5,940,200
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22	2,000,000	2,241,040
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	5,000,000	5,252,000
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,610,161
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,366,176
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	893,033
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	589,410

California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	818,174
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,285,360
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/36	1,045,000	1,105,140
California Educational Facilities Authority Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14	5,000,000	5,190,650
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,404,353
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,952,000	3,334,933
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,491,290
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.92%, 6/6/13	3,875,000	3,878,604
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/15	1,240,000	1,351,823
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,136,670
California GO, 5.25%, 8/1/13, Prerefunded at 100% of Par(2)	670,000	675,621
California GO, 5.25%, 8/1/13, Prerefunded at 100% of Par(2)	2,185,000	2,203,332
California GO, 5.25%, 8/1/13, Prerefunded at 100% of Par(2)	125,000	126,049
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(2)	4,000,000	4,127,520
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(2)	5,000,000	5,163,550
California GO, 4.00%, 10/1/14	3,000,000	3,147,570
California GO, 5.00%, 9/1/15	9,115,000	10,018,752
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,797,012
California GO, 5.50%, 4/1/18	2,535,000	3,042,735
California GO, 5.00%, 8/1/18	2,260,000	2,576,988
California GO, 5.00%, 9/1/18	1,000,000	1,189,300
California GO, 5.00%, 9/1/19	7,645,000	9,179,046
California GO, 5.25%, 2/1/20	2,020,000	2,035,291
California GO, 5.00%, 3/1/20	1,690,000	1,954,451
California GO, 5.00%, 8/1/20	5,000,000	5,689,700
California GO, 5.25%, 10/1/20	5,000,000	6,011,400
California GO, 5.00%, 3/1/22	5,000,000	5,543,550
California GO, 5.00%, 9/1/22	2,000,000	2,423,120
California GO, 5.50%, 4/1/24	4,600,000	5,430,070
California GO, 5.00%, 8/1/24	1,260,000	1,421,204
California GO, 5.00%, 2/1/27	14,000,000	16,123,380
California GO, 5.00%, 2/1/28	5,795,000	6,637,999
California GO, 5.75%, 4/1/28	5,000,000	5,851,600
California GO, 5.00%, 10/1/29	9,000,000	9,959,670
California GO, 5.75%, 4/1/31	5,000,000	5,819,250
California GO, 5.00%, 11/1/32	1,890,000	2,046,700
California GO, 6.50%, 4/1/33	5,000,000	6,163,100
California GO, 6.00%, 4/1/38	3,000,000	3,554,910
California GO, Series 2012 B, VRN, 1.02%, 6/6/13	2,000,000	2,013,000
California GO, Series 2012 B, VRN, 1.12%, 6/6/13	800,000	807,264
California GO, Series 2012 B, VRN, 1.27%, 6/6/13	960,000	976,502
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,186,210

California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	735,000	883,749
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/ California Mortgage Insurance)	1,455,000	1,664,171
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,525,395
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,639,316
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,192,560
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,903,651
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,237,246
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,525,395
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14	500,000	531,280
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	51,164
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24	3,250,000	3,945,110
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,085,000	2,502,083
California Health Facilities Financing Authority Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22	685,000	745,342
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,506,460
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29	5,000,000	5,988,700
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,740,060
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,166,730
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,284,440
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,000,000	1,192,690
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,558,170
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	1,650,000	1,993,052
California Health Facilities Financing Authority Rev., Series 2012 B, (Children's Hospital of Los Angeles), VRDN, 1.92%, 6/6/13	4,025,000	4,057,321
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.12%, 6/3/13 (LOC: Bank of America N.A.)	1,175,000	1,175,000
California Infrastructure & Economic Development Bank Rev., (SRI International), 3.00%, 9/1/14	1,110,000	1,142,345
California Infrastructure & Economic Development Bank Rev., (SRI International), 4.00%, 9/1/15	545,000	582,730
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/20	1,040,000	1,209,499

California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/21	1,095,000	1,268,251
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/22	1,150,000	1,332,344
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/28	2,000,000	2,232,700
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	895,000	898,374
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	6,545,100
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.05%, 6/3/13 (LOC: Wells Fargo Bank N.A.)	6,000,000	6,000,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.05%, 6/3/13 (LOC: Wells Fargo Bank N.A.)	2,400,000	2,400,000
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	3,735,000	4,359,044
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/18	2,000,000	2,280,560
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	975,000	1,058,694
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 5.00%, 10/1/17	1,090,000	1,288,424
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.42%, 6/6/13	10,000,000	10,010,800
California Municipal Finance Authority Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,167,550
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,225,360
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/33	2,250,000	2,605,297
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	1,000,000	1,181,090
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,228,585
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,112,160
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	681,309
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,984,066
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,566,380
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.06%, 6/3/13 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas and Electric Company), VRDN, 0.05%, 6/3/13 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/14	1,800,000	1,884,294
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	1,450,000	1,577,905

California Public Works Board Lease Rev., Series 2006 A, (California State University), 5.00%, 10/1/16 (NATL-RE/FGIC)	1,500,000	1,704,135
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.00%, 11/1/13 (NATL-RE/FGIC)	2,590,000	2,641,360
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.25%, 11/1/19 (NATL-RE/FGIC)	1,210,000	1,459,962
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,927,308
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27	2,130,000	2,552,059
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.00%, 10/1/16	2,500,000	2,840,225
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.00%, 11/1/13	2,000,000	2,039,660
California Public Works Board Lease Rev., Series 2011 A, (Various Capital Projects), 5.00%, 10/1/17	6,490,000	7,553,646
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,272,200
California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/28	3,700,000	4,331,775
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/22	2,100,000	2,488,626
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/23	2,000,000	2,338,760
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/15	4,000,000	4,326,160
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,553,380
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	2,040,138
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,865,000	1,993,219
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	4,400,000	4,719,088
California Rev., Series 2012 A-2, 2.50%, 6/20/13	8,000,000	8,010,080
California State University System Rev. 5.00%, 11/1/20	1,250,000	1,523,275
California State University System Rev. 5.00%, 11/1/24	5,000,000	5,944,700
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16	750,000	848,025
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17	815,000	940,347
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18	515,000	604,759
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,602,048
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Community Center), VRDN, 0.12%, 6/3/13 (LOC: Bank of America N.A.)	4,650,000	4,650,000
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	21,125,000	21,164,292
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL-RE)	2,000,000	2,289,080

California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 7/1/13, Partially Prerefunded at 100% of Par (FSA)(2)	440,000	441,575
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	1,300,000	1,501,318
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,820,000	1,984,073
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	1,065,360
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)	1,000,000	1,122,520
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	3,055,000	3,142,465
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,489,987
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,735,578
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL-RE/FGIC)	1,000,000	1,106,980
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,412,514
Chabot-Las Positas Community College District GO, (2016 Crossover), 5.00%, 8/1/29	3,980,000	4,671,008
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	10,700,000	10,810,210
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	850,000	943,934
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	875,000	976,071
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	1,400,000	1,559,516
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 89-10), VRDN, 0.07%, 6/3/13 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	1,327,000	1,327,000
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 94-15), VRDN, 0.07%, 6/3/13 (LOC: State Street Bank & Trust Co.)	618,000	618,000
Coast Community College District GO, Series 2013 A, (Election of 2012), 4.00%, 8/1/38	1,595,000	1,598,238
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	1,185,000	1,272,157
East Bay Municipal Utility District Rev., Series 2012 B, 5.00%, 6/1/16	5,750,000	6,517,970
East Bay Municipal Utility District Rev., Series 2012 B, 5.00%, 6/1/18	4,245,000	5,077,275
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,641,166
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,159,220
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	600,000	624,426
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	657,270
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	662,130
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.80%, 1/15/20	2,000,000	2,051,380

Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.85%, 1/15/23	3,000,000	3,072,720
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/24(1)	3,000,000	1,604,730
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/25(1)	8,000,000	4,028,480
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.875%, 1/15/26	1,995,000	2,042,900
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.875%, 1/15/27	1,500,000	1,534,890
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/32(1)	5,000,000	1,647,100
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)	10,000,000	7,060,800
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,150,000	1,264,391
Fremont Union High School District GO, 5.00%, 8/1/34	1,340,000	1,552,283
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(2)	4,440,000	4,440,000
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/13 (Ambac)(2)	2,200,000	2,200,000
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45(3)	3,000,000	3,114,150
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	1,365,000	1,342,723
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/21	1,000,000	1,192,800
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	2,000,000	2,223,640
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,825,758
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,306,880
Irvine Ranch Water District Special Assessment Rev., Series 2009 B, VRDN, 0.06%, 6/3/13 (LOC: Bank of America N.A.)	6,630,000	6,630,000
Irvine Unified School District Special Tax Rev., Series 2012 B, (Community Facilities District No. 09-1), VRDN, 0.13%, 6/3/13 (LOC: Bank of America N.A.)	12,000,000	12,000,000
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	791,374
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	621,582
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	770,233
Kern High School District GO, 5.00%, 8/1/26	1,900,000	2,225,945
Liberty Union High School District GO, 5.00%, 8/1/29	1,985,000	2,264,290
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	1,215,000	1,370,751
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(4)	2,100,000	1,263,675
Los Altos Elementary School District GO, 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,045,000	1,190,715
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	1,455,000	1,645,765

Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	2,000,000	2,226,240
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Parking), 5.30%, 7/1/13 (ACA)(LOC: Wells Fargo Bank N.A.)	1,030,000	1,029,938
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/21	1,195,000	1,418,656
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,189,470
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,336,342
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31	1,000,000	1,130,360
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,620,250
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2013 A, 5.00%, 7/1/20	7,000,000	8,585,220
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	750,000	879,600
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	3,000,000	3,329,370
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,574,706
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	5,000,000	5,607,000
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32	3,535,000	4,034,354
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/13	1,500,000	1,504,830
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	400,000	420,832
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/16	1,000,000	1,104,520
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/18	780,000	930,641
Los Angeles Department of Water & Power Rev., Series 2012 C, 5.00%, 7/1/24	1,500,000	1,805,715
Los Angeles Department of Water & Power Rev., Series 2012 C, (Power System), 5.00%, 1/1/16	8,750,000	9,671,900
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/27(5)	6,470,000	7,644,176
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	1,225,000	1,448,514
Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,428,460
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	1,700,000	1,879,350
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/13, Prerefunded at 100% of Par (AGM)(2)	2,500,000	2,509,925
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/18 (FGIC)	1,230,000	1,388,658
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	4,000,000	4,393,560
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,222,920
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,553,760
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,539,940
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,122,740
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	2,565,000	3,065,252

Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	5,140,000	6,106,217
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	3,000,000	3,700,200
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	2,975,000	3,573,927
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL-RE)	2,305,000	2,314,174
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL-RE)	1,000,000	1,050,740
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.27%, 6/6/13	2,000,000	1,999,980
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.27%, 6/6/13	2,000,000	1,999,980
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.47%, 6/6/13	13,755,000	13,756,238
Mount San Antonio Community College District GO, Capital Appreciation, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL-RE)(1)	5,000,000	4,831,050
Mountain View COP, (Capital Projects), 5.25%, 8/1/18	1,485,000	1,497,088
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/17	1,000,000	1,123,130
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/21	1,200,000	1,365,252
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)	1,690,000	1,703,892
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)	1,085,000	1,127,413
Newport Beach Rev., Series 2009 A, (Hoag Memorial Hospital Presbyterian), 5.00%, 12/1/18	1,505,000	1,790,393
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40	1,000,000	1,208,180
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,500,000	1,559,730
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,130,610
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	2,000,000	2,338,320
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,765,505
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,355,388
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	4,913,807
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	2,022,685
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,297,920
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL-RE)	1,000,000	1,074,690
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	824,978
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,302,392
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 4.00%, 2/1/15	1,350,000	1,423,116
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/16	1,000,000	1,106,800
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/17	1,700,000	1,918,110
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	3,145,000	3,597,471
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	4,000,000	4,499,360
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	287,386

Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	215,418
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)	2,750,000	3,092,402
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 4.00%, 6/1/16	1,335,000	1,444,790
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/23	1,230,000	1,434,389
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,099,120
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,115,600
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,206,968
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(4)	1,660,000	1,439,635
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,413,325
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,592,576
Port of Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL-RE)	1,270,000	1,458,836
Port of Oakland Rev., Series 2007 C, (Intermediate Lien) 5.00%, 11/1/17 (NATL-RE)	2,375,000	2,782,336
Port of Oakland Rev., Series 2012 Q, (Senior Lien), 2.00%, 5/1/14	1,100,000	1,118,414
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	2,917,375
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,165,000	1,270,677
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,215,000	1,316,440
Poway Unified School District Rev., Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	701,867
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15	1,505,000	1,611,825
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,073,330
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	905,632
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,494,883
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,619,723
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)	50,000	53,033
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)	3,035,000	3,333,553
Riverside County Palm Desert Financing Authority Rev., Series 2008 A, 5.00%, 5/1/14	1,450,000	1,511,176
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	935,000	1,042,600
Riverside Public Financing Authority Lease Rev., Series 2012 A, 4.00%, 11/1/33	1,640,000	1,594,178
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	3,000,000	3,432,810
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL-RE/FGIC)	2,500,000	2,726,375
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,187,410
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,151,200
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,139,070
Sacramento County Airport System Rev., Series 2009 B, 4.25%, 7/1/16	1,000,000	1,098,920
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL-RE/FGIC)	1,000,000	1,254,500

Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.72%, 6/1/13 (NATL-RE/FGIC)	2,500,000	2,311,325
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,664,117
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,000,000	3,660,600
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,800,315
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/25	5,000,000	5,949,650
Sacramento Regional Transit District Rev., (Farebox Revenue), 3.00%, 3/1/15	840,000	875,045
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/16	440,000	476,903
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/17	1,000,000	1,096,980
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/18	250,000	287,720
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	420,690
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	368,505
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	12,045,000	15,249,693
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(4)	9,840,000	8,408,280
San Buenaventura Community Memorial Health System Rev., 8.00%, 12/1/26	2,000,000	2,575,840
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/17	1,250,000	1,370,688
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/18	1,160,000	1,278,877
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,536,274
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	812,430
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/18	300,000	341,307
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/19	400,000	458,188
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,342,553
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	2,780,000	3,140,038
San Diego Public Facilities Financing Authority Rev., Series 2009 A, 5.00%, 8/1/21	1,000,000	1,163,750
San Diego Public Facilities Financing Authority Rev., Series 2009 B, 5.00%, 5/15/22	3,680,000	4,408,566
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)	1,230,000	1,295,990
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,468,920
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,410,300
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	3,400,000	4,045,252
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, 0.00%, 7/1/32(4)	5,000,000	2,126,800
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/24	500,000	602,355
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/25	500,000	599,880
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,189,920

San Francisco City and County Airports Commission Rev., (San Francisco International Airport), 5.00%, 5/1/26	1,250,000	1,461,163
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,916,991
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,373,940
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), 4.00%, 5/1/24	1,625,000	1,802,970
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	4,182,325
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport), (Governmental Purpose), 5.00%, 5/1/19	1,500,000	1,799,505
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/29	6,270,000	7,041,962
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,655,476
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,792,775
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,282,835
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,495,050
San Francisco City and County COP, Series 2011 B, 4.00%, 9/1/14	3,000,000	3,138,810
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	6,158,950
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,231,333
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15	420,000	447,682
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	478,152
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	465,000	511,877
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	551,062
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	598,980
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	515,000	607,422
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/17(1)(2)	1,000,000	971,970
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/25(1)(2)	3,290,000	2,421,111
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/26(1)(2)	1,400,000	988,512
San Jose Financing Authority Rev., Series 2013 A, (Civic Center Project), 5.00%, 6/1/25	2,140,000	2,511,119
San Jose Unified School District GO, 5.00%, 8/1/29	6,445,000	7,502,560

San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL-RE)	2,680,000	3,185,528
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	690,000	759,442
San Mateo Union High School District GO, Capital Appreciation, 0.00%, 2/15/15(1)	7,090,000	7,032,855
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,138,080
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL-RE/FGIC)	1,885,000	1,905,132
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)	3,350,000	3,385,275
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/16	4,735,000	5,119,008
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/17	2,055,000	2,249,526
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 5.00%, 2/1/18	5,000,000	5,774,100
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,123,120
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18	7,645,000	9,068,499
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	4,866,840
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL-RE)	430,000	431,191
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	655,584
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	701,628
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13	1,250,000	1,260,625
Shasta Lake Public Finance Authority Rev., 4.50%, 4/1/15	970,000	1,024,495
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/19	2,400,000	2,530,584
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/22	2,130,000	2,250,835
Solano County COP, 5.00%, 11/1/13 (NATL-RE)	1,135,000	1,157,337
Sonoma County Junior College District GO, 5.00%, 8/1/29	5,500,000	6,412,945
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,222,240
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	2,700,000	3,075,192
South Placer Wastewater Authority Rev., Series 2011 D, VRDN, 0.95%, 6/6/13	4,140,000	4,158,050
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)	50,000	52,293
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,332,757
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27	2,000,000	2,376,300
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,386,902
Southern California Public Power Authority Rev., Series 2012 A, 4.00%, 7/1/16	2,055,000	2,275,132
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/17	2,685,000	3,141,289
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/18	1,880,000	2,246,675
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/18(5)	2,000,000	2,390,080

Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/20(5)	4,000,000	4,905,840
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	1,750,000	1,625,383
Tri-Dam Power Authority Rev., 4.00%, 11/1/14	1,260,000	1,302,323
Tri-Dam Power Authority Rev., 4.00%, 5/1/15	1,285,000	1,337,646
Tri-Dam Power Authority Rev., 4.00%, 11/1/15	1,310,000	1,376,561
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,169,550
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15	690,000	729,799
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16	940,000	991,221
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.11%, 6/3/13 (LOC: Bank of America N.A.)	27,200,000	27,200,000
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/13 (AGM)	3,750,000	3,724,237
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/13 (AGM)	2,500,000	2,482,825
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.50%, 6/3/13 (AGM)	8,500,000	8,500,000
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	1,000,000	1,105,900
University of California Rev., Series 2009 Q, 5.25%, 5/15/23	2,000,000	2,334,700
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,655,202
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,381,850
University of California Rev., Series 2012 G, 5.00%, 5/15/25	6,000,000	7,122,840
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(2)	1,000,000	1,028,000
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,145,000	1,232,650
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,505,000	2,696,758
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,640,000	2,842,092
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,415,000	1,523,318
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,000,000	1,076,550
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,980,000	3,208,119
Ventura County Public Financing Authority Rev., Series 2013 A, 5.00%, 11/1/43	1,200,000	1,293,840
West Contra Costa Unified School District GO, 5.00%, 8/1/32	3,500,000	3,852,240
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,666,200
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,116,180
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,335,156
Westlands Water District Rev., Series 2012 A, 5.00%, 9/1/30 (AGM)	1,725,000	1,960,721
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	6,000,000	1,776,600

		1,323,564,535

GUAM — 0.2%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	1,000,000	1,089,040

Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/19 (AGM)	1,000,000	1,180,860

		2,269,900

PUERTO RICO — 2.1%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	2,860,000	2,963,418
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,000,000	1,025,260
Puerto Rico Electric Power Authority Rev., Series 2002 KK, 5.25%, 7/1/13 (AGM)	1,255,000	1,259,254
Puerto Rico Electric Power Authority Rev., Series 2002 KK, 5.50%, 7/1/14 (AGM)	3,140,000	3,264,218
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	4,950,000	5,142,506
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)	4,000,000	4,261,120
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	1,000,000	950,080
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL-RE)	1,500,000	1,532,745
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	1,510,000	1,565,779
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15	5,000,000	5,226,900
Puerto Rico Public Buildings Authority Rev., Series 2007 M2, (Government Facilities), VRDN, 5.50%, 7/1/17 (Ambac)	1,000,000	1,050,210
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	2,280,000	430,692

		28,672,182

U.S. VIRGIN ISLANDS — 0.2%
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14	500,000	525,905
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15	170,000	178,658
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16	500,000	523,325
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20	1,000,000	1,042,720

		2,270,608

TOTAL INVESTMENT SECURITIES — 102.5% (Cost $1,289,335,551)		1,356,777,225

OTHER ASSETS AND LIABILITIES — (2.5)%		(33,343,745)

TOTAL NET ASSETS — 100.0%		$1,323,433,480

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

82	U.S. Treasury 30-Year Bonds	September 2013	11,482,563	(148,810)

Notes to Schedule of Investments

ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NCROC	-	Northern California Retired Offices Community
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $570,928.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,289,335,551
Gross tax appreciation of investments	$70,521,130
Gross tax depreciation of investments	(3,079,456)
Net tax appreciation (depreciation) of investments	$67,441,674

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Long-Term Tax-Free Fund

May 31, 2013

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 100.8%

CALIFORNIA — 98.0%
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	1,200,000	1,398,540
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,204,170
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	549,715
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	1,000,000	413,910
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	3,750,000	1,315,763
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,815,975
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	347,265
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	3,000,000	3,377,490
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.82%, 6/6/13	725,000	730,720
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,658,370
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	2,135,000	2,337,483
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.22%, 6/6/13	1,250,000	1,263,525
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	1,500,000	1,786,455
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,692,255
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-2, (San Francisco Bay Area), 5.00%, 10/1/42	2,000,000	2,187,720
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/31	1,000,000	1,138,750
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/24	1,000,000	1,222,570
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/25	2,635,000	3,176,730
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/26	1,000,000	1,195,530
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/34	3,000,000	3,429,240
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	1,450,000	1,639,225
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	2,500,000	2,919,450
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Central Valley), 5.00%, 12/1/25	1,000,000	1,190,400
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	2,000,000	2,179,180

California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,378,860
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	1,275,000	1,541,539
California Department of Water Resources Power Supply Rev., Series 2010 M, 4.00%, 5/1/15	3,000,000	3,212,670
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	1,525,000	1,661,625
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	5,000,000	6,110,800
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	3,250,000	3,998,507
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16	1,700,000	1,922,870
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	3,000,000	3,151,200
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,232,820
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,577,900
California Educational Facilities Authority Rev., (University of Pacific), 5.25%, 5/1/34	2,000,000	2,106,020
California Educational Facilities Authority Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39	450,000	563,571
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	3,953,000	4,465,783
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.92%, 6/6/13	2,590,000	2,592,409
California GO, 4.00%, 10/1/14	1,750,000	1,836,083
California GO, 5.00%, 9/1/15	4,560,000	5,012,124
California GO, 5.00%, 9/1/19	1,530,000	1,837,010
California GO, 5.00%, 2/1/27	3,000,000	3,455,010
California GO, 5.00%, 2/1/28	1,000,000	1,145,470
California GO, 5.00%, 10/1/29	2,250,000	2,489,917
California GO, 5.00%, 6/1/32	1,500,000	1,614,510
California GO, 5.25%, 9/1/32	2,000,000	2,291,220
California GO, 5.00%, 11/1/32	1,500,000	1,624,365
California GO, 6.50%, 4/1/33	5,000,000	6,163,100
California GO, 5.00%, 4/1/38	2,500,000	2,722,725
California GO, 6.00%, 4/1/38	2,500,000	2,962,425
California GO, 6.00%, 11/1/39	5,000,000	6,006,800
California GO, 5.50%, 3/1/40	3,000,000	3,434,340
California GO, 5.00%, 10/1/41	2,000,000	2,170,700
California GO, 5.00%, 2/1/43	1,100,000	1,203,576
California GO, Series 2012 B, VRN, 1.02%, 6/6/13	2,000,000	2,013,000
California GO, Series 2012 B, VRN, 1.12%, 6/6/13	800,000	807,264
California GO, Series 2012 B, VRN, 1.27%, 6/6/13	960,000	976,502
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	740,000	889,761
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,221,130
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,500,000	1,618,800
California Health Facilities Financing Authority Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(2)	2,000,000	2,709,700

California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,582,365
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,016,930
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,470,000	1,494,887
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,016,930
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,200,040
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	4,043,314
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	5,000,000	6,038,700
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,166,730
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,149,780
California Health Facilities Financing Authority Rev., Series 2010 A, (Scripps Memorial Hospital), 5.00%, 11/15/19	1,000,000	1,204,260
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 5.50%, 8/15/20	1,000,000	1,249,760
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,789,035
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	1,000,000	1,146,480
California Health Facilities Financing Authority Rev., Series 2012 B, (Children's Hospital of Los Angeles), VRDN, 1.92%, 6/6/13	1,210,000	1,219,716
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/28	2,325,000	2,595,514
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/19	1,500,000	1,710,330
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/20	1,625,000	1,855,815
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	325,000	352,898
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 5.00%, 10/1/17	360,000	425,534
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.42%, 6/6/13	5,000,000	5,005,400
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	2,000,000	2,362,180
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,129,360
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	789,136
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)	2,000,000	2,258,180
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,299,460
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	1,977,651
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,136,100

California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/28	2,000,000	2,341,500
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,700,000	1,926,797
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,865,000	1,993,219
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	500,000	536,260
California State Public Works Board Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/38	1,500,000	1,608,135
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,000,000	1,134,720
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	3,600,000	3,606,696
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,307,920
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	900,000	973,917
California Statewide Communities Development Authority Rev., Series 2006 B, (Kaiser Permanente), 5.00%, 3/1/41	1,000,000	1,067,850
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,280,000	2,477,311
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,507,568
Campbell Union High School District GO, 5.00%, 8/1/34	1,690,000	1,912,167
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)	2,570,000	2,605,954
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	760,000	767,828
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	365,000	405,336
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	375,000	418,316
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	600,000	668,364
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,320,000	1,635,863
Coast Community College District GO, Series 2013 A, (Election of 2012), 4.00%, 8/1/38	640,000	641,299
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	4,000,000	4,294,200
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	400,000	416,284
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	438,180
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	441,420
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.80%, 1/15/20	1,000,000	1,025,690
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.85%, 1/15/23	1,750,000	1,792,420
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/24(1)	2,000,000	1,069,820
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/25(1)	7,000,000	3,524,920

Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.875%, 1/15/27	1,500,000	1,534,890
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/32(1)	5,000,000	1,647,100
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)	170,000	176,606
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/38 (FGIC)	1,000,000	1,041,020
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45(3)	3,000,000	3,114,150
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 6.25%, 6/1/13, Prerefunded at 100% of Par(2)	400,000	400,000
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	480,000	472,166
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,100,000	1,217,172
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	1,000,000	653,440
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,211,980
Kern High School District GO, 7.15%, 8/1/14 (NATL-RE)(2)	1,815,000	1,961,434
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL-RE)(2)	1,340,000	1,353,601
Long Beach Bond Finance Authority Rev., Series 2007 A, 5.50%, 11/15/37	590,000	712,632
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	320,000	361,021
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(4)	1,100,000	661,925
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	1,425,000	1,586,196
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,189,470
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/22	500,000	597,695
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21	2,120,000	2,478,725
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,219,580
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,179,240
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	4,000,000	4,485,600
Los Angeles Department of Water & Power Rev., Series 2012 C, 5.00%, 7/1/24	1,000,000	1,203,810
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/30(5)	1,500,000	1,734,585
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	3,000,000	3,623,610
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, (Power System), 5.00%, 7/1/19	1,000,000	1,208,920
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	577,905
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	620,792
Los Angeles Municipal Improvement Corp. Lease Rev., Series 2012 B, 5.00%, 3/1/42	1,000,000	1,067,450
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	250,000	276,375
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/30	3,000,000	3,301,560

Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	2,000,000	2,196,780
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,133,689
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,276,880
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,179,980
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,122,740
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	1,280,000	1,529,638
Manhattan Beach Unified School District GO, Capital Appreciation, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	3,175,059
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	1,150,000	1,306,561
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.27%, 6/6/13	1,000,000	999,990
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.27%, 6/6/13	1,000,000	999,990
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.47%, 6/6/13	5,895,000	5,895,531
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,871,775
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,341,868
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40	1,000,000	1,208,180
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,000,000	1,039,820
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)	1,135,000	1,156,747
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,070,880
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/16	1,000,000	1,106,800
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/17	2,000,000	2,256,600
Oceanside Unified School District GO, Series 2012 C, 0.00%, 8/1/51(1)	3,995,000	375,410
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,115,600
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	808,238
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(4)	1,670,000	1,448,308
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)	2,600,000	1,110,096
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL-RE)	1,000,000	1,295,780
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL-RE)	855,000	1,026,180
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,750,425
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,045,000	1,204,990
Poway Unified School District Rev., Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	532,712
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	625,000	696,925
Riverside Public Financing Authority Lease Rev., Series 2012 A, 5.00%, 11/1/17	860,000	981,423
Riverside Public Financing Authority Lease Rev., Series 2012 A, 4.00%, 11/1/33	570,000	554,074
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,162,290
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.72%, 6/1/13 (NATL-RE/FGIC)	1,500,000	1,386,795

Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	712,188
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,130,150
Sacramento Power Authority Rev., 5.25%, 7/1/14 (Ambac)	2,000,000	2,099,820
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,153,380
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	2,855,000	3,614,601
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(4)	7,400,000	6,323,300
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,644,651
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,500,000	1,614,195
San Diego County Water Authority Rev., 5.00%, 5/1/34	2,000,000	2,305,580
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	1,665,000	1,880,634
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,324,780
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, 0.00%, 7/1/44(1)	2,880,000	638,150
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, 0.00%, 7/1/32(4)	5,000,000	2,126,800
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/36	250,000	284,693
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,584,850
San Francisco City and County Airports Commission Rev., Series 2010 F, (San Francisco International Airport), 5.00%, 5/1/40	2,150,000	2,330,729
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,282,835
San Francisco City and County COP, Series 2011 B, 4.00%, 9/1/14	1,100,000	1,150,897
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,114,290
San Francisco City and County Redevelopment Financial Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	577,675
San Jose Financing Authority Rev., Series 2013 A, (Civic Center Project), 5.00%, 6/1/24	800,000	953,672
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	685,000	753,938
San Mateo Union High School District GO, Capital Appreciation, 0.00%, 2/15/15(1)	2,665,000	2,643,520
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 5.00%, 2/1/18	2,390,000	2,760,020
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	561,560
Santa Margarita-Dana Point Authority Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL-RE)	2,000,000	2,132,140
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	437,056
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	467,752
South Placer Wastewater Authority Rev., Series 2011 D, VRDN, 0.95%, 6/6/13	2,060,000	2,068,982
Southern California Public Power Authority Rev., (Multiple Projects), 6.75%, 7/1/13 (AGM-CR)	3,730,000	3,750,217

Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/17(5)	1,050,000	1,228,437
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,070,410
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	1,410,000	1,414,921
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	500,000	464,395
Tri-Dam Power Authority Rev., 4.00%, 11/1/13	1,210,000	1,222,705
Tri-Dam Power Authority Rev., 4.00%, 5/1/14	1,235,000	1,263,541
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,403,460
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18	465,000	487,236
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,179,800
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/13 (AGM)	2,250,000	2,234,542
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.50%, 6/3/13 (AGM)	5,500,000	5,500,000
University of California Rev., Series 2007 D, 5.00%, 5/15/32 (NATL-RE/FGIC)	1,545,000	1,685,224
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	3,000,000	3,501,000
Ventura County Public Financing Authority Rev., Series 2013 A, 5.00%, 11/1/43	600,000	646,920
West Contra Costa Unified School District GO, 5.00%, 8/1/32	1,750,000	1,926,120
Whittier City School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/38	1,000,000	1,103,470
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	3,000,000	888,300

		410,481,916

GUAM — 0.8%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	900,000	999,045
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,363,129

		3,362,174

PUERTO RICO — 1.1%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	1,910,000	1,979,066
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	665,000	681,798
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	300,000	285,024
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	1,250,000	1,313,500
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	1,145,000	216,290

		4,475,678

U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Authority Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17	3,480,000	3,905,047

TOTAL INVESTMENT SECURITIES — 100.8% (Cost $390,504,453)		422,224,815

OTHER ASSETS AND LIABILITIES — (0.8)%		(3,270,857)

TOTAL NET ASSETS — 100.0%		$418,953,958

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

26	U.S. Treasury 30-Year Bonds	September 2013	3,640,813	(47,184)

Notes to Schedule of Investments

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $129,756.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$390,504,453
Gross tax appreciation of investments	$32,700,109
Gross tax depreciation of investments	(979,747)
Net tax appreciation (depreciation) of investments	$31,720,362

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Money Market Fund

May 31, 2013

California Tax-Free Money Market - Schedule of Investments
MAY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 97.8%

CALIFORNIA — 97.8%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.16%, 6/3/13 (LOC: Bank of America N.A.)	1,675,000	1,675,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.20%, 6/6/13 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Catholic High School), VRDN, 0.13%, 6/6/13 (LOC: Comerica Bank)	1,500,000	1,500,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.16%, 6/6/13 (LOC: Rabobank Nederland N.V.)	5,030,000	5,030,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.18%, 6/6/13 (LOC: Wells Fargo Bank N.A.)	3,915,000	3,915,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.31%, 6/6/13 (LOC: Bank of the West)	1,950,000	1,950,000
California Infrastructure & Economic Development Bank Rev., (Loyola High School), VRDN, 0.12%, 6/6/13 (LOC: First Republic Bank and FHLB)	4,110,000	4,110,000
California Infrastructure & Economic Development Bank Rev., (SRI International), VRDN, 0.13%, 6/6/13 (LOC: Wells Fargo Bank N.A.)	6,800,000	6,800,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.21%, 6/6/13 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 0.17%, 6/6/13 (LOC: Pacific Capital Bank N.A. and FHLB)	5,305,000	5,305,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.15%, 6/6/13 (LOC: Comerica Bank)	4,000,000	4,000,000
California Municipal Finance Authority Rev., Series 2012 A, (High Desert Partnership in Academic Excellence Foundation), VRDN, 0.15%, 6/6/13 (LOC: Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (BLT Enterprises), VRDN, 0.15%, 6/5/13 (LOC: Union Bank N.A.)	2,750,000	2,750,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.25%, 6/6/13 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.33%, 6/5/13 (LOC: Bank of the West)	2,460,000	2,460,000
California School Cash Reserve Program Authority Rev., Series 2013 X, 2.00%, 10/1/13	6,000,000	6,036,193
California State Enterprise Development Authority Rev., (Community Hospice Inc.), VRDN, 0.13%, 6/6/13 (LOC: Bank of Stockton and FHLB)	4,045,000	4,045,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.13%, 6/6/13 (LOC: First Republic Bank and FHLB)	6,985,000	6,985,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.13%, 6/6/13 (LOC: Wells Fargo Bank N.A.)	2,950,000	2,950,000
California Statewide Communities Development Authority Rev., (Encanto Homes Apartments), VRDN, 0.13%, 6/6/13 (LOC: East West Bank and FHLB)	8,900,000	8,900,000
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.18%, 6/6/13 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
California Statewide Communities Development Authority Rev., (Trinity Children & Family), VRDN, 0.14%, 6/5/13 (LOC: Citizens Business Bank and California State Teacher's Retirement System)	3,920,000	3,920,000

California Statewide Communities Development Authority Rev., Series 2008 B, (Los Angeles Community Museum of Art), VRDN, 0.10%, 6/5/13 (LOC: Union Bank N.A.)	5,300,000	5,300,000
California Statewide Communities Development Authority COP, VRDN, 0.13%, 6/5/13 (LOC: Union Bank N.A.)	2,270,000	2,270,000
City of El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.13%, 6/6/13 (LOC: Union Bank of N.A. and California State Teacher's Retirement System)	2,970,000	2,970,000
City of Hanford Sewer System Rev., Series 1996 A, VRDN, 0.15%, 6/6/13 (LOC: Union Bank N.A.)	840,000	840,000
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 5-21), Series 2011 A, VRDN, 0.07%, 6/3/13 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	4,305,000	4,305,000
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 94-15), VRDN, 0.07%, 6/3/13 (LOC: State Street Bank & Trust Co.)	3,200,000	3,200,000
City of Oroville Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.15%, 6/6/13 (LOC: Comerica Bank)	7,055,000	7,055,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.13%, 6/6/13 (LOC: Bank of the Sierra and FHLB)	8,440,000	8,440,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.14%, 6/6/13	10,000,000	10,000,000
County of San Bernardino Rev., Series 2004 A, (WLP Parkview Place Apartments), VRDN, 0.17%, 6/6/13 (LOC: FNMA)	3,420,000	3,420,000
County of San Bernardino GO, Series 2012 A, 2.00%, 6/28/13	2,000,000	2,002,642
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.18%, 6/6/13 (LOC: Bank of the West and California State Teacher's Retirement System)	7,145,000	7,145,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A-2, VRN, 0.12%, 6/6/13	3,035,000	3,035,000
Eastern Municipal Water District Rev., Series 2012 A, VRN, 0.14%, 6/6/13	7,000,000	7,000,000
Eastern Municipal Water District Rev., Series 2013 A, VRN, 0.14%, 6/6/13	2,000,000	2,000,000
Hesperia Public Financing Authority Rev., Series 1998 B, VRDN, 0.20%, 6/5/13 (LOC: Bank of America N.A.)	605,000	605,000
Irvine Ranch Water District Special Assessment Rev., Series 2009 B, VRDN, 0.06%, 6/3/13 (LOC: Bank of America N.A.)	800,000	800,000
Irvine Ranch Water District Special Assessment Rev., Series 2011 A1, VRN, 0.12%, 6/6/13	1,500,000	1,500,000
Irvine Ranch Water District Special Assessment Rev., Series 2011 A2, VRN, 0.12%, 6/6/13	4,000,000	4,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.20%, 6/6/13 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.16%, 6/5/13 (LOC: Wells Fargo Bank N.A.)	2,300,000	2,300,000
Metropolitan Water District of Southern California Rev., Series 2009 A-1, VRN, 0.12%, 6/6/13	3,560,000	3,560,000
Metropolitan Water District of Southern California Rev., Series 2009 A-2, VRN, 0.12%, 6/6/13	3,020,000	3,020,000
Metropolitan Water District of Southern California Rev., Series A1, VRN, 0.12%, 6/6/13	6,440,000	6,440,000
Pittsburg Public Financing Authority Rev., VRDN, 0.18%, 6/6/13 (LOC: Bank of the West)	2,920,000	2,920,000
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.12%, 6/3/13 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	4,000,000	4,000,000

San Francisco City & County Redevelopment Agency Special Tax Rev., Series 2005 A, VRDN, 0.13%, 6/6/13 (LOC: JPMorgan Chase Bank N.A.)	4,500,000	4,500,000
Santa Clara County Housing Authority Rev., Series 2003 A, VRDN, 0.18%, 6/6/13 (LOC: Citibank N.A.)	1,725,000	1,725,000
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/14	2,000,000	2,102,180
State of California GO, 5.25%, 8/1/13, Prerefunded at 100% of Par(2)	1,960,000	1,976,351
State of California GO, 5.25%, 8/1/13, Prerefunded at 100% of Par(2)	3,460,000	3,488,865
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.18%, 6/5/13 (LOC: Wells Fargo Bank N.A.)	2,600,000	2,600,000
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.13%, 6/6/13 (LOC: Union Bank of N.A. and California State Teacher's Retirement System)	2,500,000	2,500,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.19%, 6/6/13 (SBBPA: JPMorgan Chase Bank N.A.)	8,240,000	8,240,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.62%, 6/6/13 (LOC: BNP Paribas)	12,475,000	12,475,000
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.19%, 6/5/13 (SBBPA: Citibank N.A.)	10,000,000	10,000,000

TOTAL MUNICIPAL SECURITIES		238,221,231

COMMERCIAL PAPER(3) — 2.0%

San Diego County Water Authority, 0.17%, 8/6/13	5,000,000	5,000,000

TOTAL INVESTMENT SECURITIES — 99.8%		243,221,231

OTHER ASSETS AND LIABILITIES — 0.2%		382,695

TOTAL NET ASSETS — 100.0%		$243,603,926

Notes to Schedule of Investments

AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $6,590,000, which represented 2.7% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$243,221,231

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 26, 2013